Earnings per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings/ (loss) per share:
Net income/(loss)	$ (3,241,518)	$ 80,014	$ 259,803
Less: Allocation of undistributed earnings to non-vested stock	0	(1,175)	(772)
Income / (Loss) (numerator)	$ (3,241,518)	$ 78,839	$ 259,031
Weighted-average number of outstanding shares (denominator)	96,950,847	138,757,176	131,837,227
Basic and diluted Earnings/ (loss) per share attributable to common stockholders	$ (33.43)	$ 0.57	$ 1.96